Significant Accounting Policies (Details) - Summary of straight-line basis over the estimated useful lives of the assets	6 Months Ended
Jun. 30, 2022
Leasehold Improvements [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Summary of straight-line basis over the estimated useful lives of the assets [Line Items]
Estimated useful lives of assets	Over the lease terms
Music Education Equipment [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Summary of straight-line basis over the estimated useful lives of the assets [Line Items]
Estimated useful lives of assets	5 years
Furniture and fixtures [Member]
Significant Accounting Policies (Details) - Summary of straight-line basis over the estimated useful lives of the assets [Line Items]
Estimated useful lives of assets	3 years
Furniture and fixtures [Member] | Top of range [member]
Significant Accounting Policies (Details) - Summary of straight-line basis over the estimated useful lives of the assets [Line Items]
Estimated useful lives of assets	4 years
Office equipment [Member]
Significant Accounting Policies (Details) - Summary of straight-line basis over the estimated useful lives of the assets [Line Items]
Estimated useful lives of assets	3 years
Office equipment [Member] | Top of range [member]
Significant Accounting Policies (Details) - Summary of straight-line basis over the estimated useful lives of the assets [Line Items]
Estimated useful lives of assets	5 years